Investments In Affiliated Companies, Partnership And Other Companies (Income Statement Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Revenues	$ 250,499	$ 260,025	$ 351,183
Gross profit	67,747	72,631	88,440
Net income	$ 13,920	$ 17,452	$ 27,151